UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Total Return ETF (TOTR)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Total Return ETF ("the fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return ETF	$16	0.31%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$131,207
  Number of Portfolio Holdings968
  Portfolio Turnover Rate157.3%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

U.S. Government Agency Securities	25.1%
U.S. Treasury Securities	22.5
AAA Rated	11.6
AA Rated	5.7
A Rated	6.1
BBB Rated	12.0
BB Rated	5.6
B Rated	6.1
Not Rated	1.6
Reserves	0.7

*Credit ratings for the securities held in the Fund are provided by Moody's, Standard & Poor's, and Fitch and are converted to the Standard & Poor's nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	14.1%
Federal National Mortgage Assn.	13.7
U.S. Treasury Bonds	8.2
Government National Mortgage Assn.	5.9
Federal Home Loan Mortgage Corp.	5.4
Uniform Mortgage-Backed Security, TBA	4.2
JP Morgan Mortgage Trust	0.8
FirstKey Homes Trust	0.7
HPEFS Equipment Trust	0.6
Carvana Auto Receivables Trust	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Total Return ETF (TOTR)

Principal Listing Exchange: NYSE Arca, Inc.

202407-3725262

ETF988-053 01/25

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
November 30, 2024
T. ROWE PRICE
TOTR	Total Return ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended		9/28/21(1) Through
	11/30/24	5/31/24	5/31/23	5/31/22
NET ASSET VALUE
Beginning of period	$ 39.69	$ 41.07	$ 44.30	$ 50.00
Investment activities
Net investment income(2)(3)	1.08	2.09	1.73	0.78
Net realized and unrealized gain/loss	0.98	(1.44)	(3.22)	(5.74)
Total from investment activities	2.06	0.65	(1.49)	(4.96)
Distributions
Net investment income	(1.07)	(1.95)	(1.70)	(0.74)
Tax return of capital	-	(0.08)	(0.04)	-
Total distributions	(1.07)	(2.03)	(1.74)	(0.74)
NET ASSET VALUE
End of period	$ 40.68	$ 39.69	$ 41.07	$ 44.30

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended		9/28/21(1) Through
	11/30/24	5/31/24	5/31/23	5/31/22
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	5.21%	1.69%	(3.33)%	(10.08)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.31%(5)	0.31%	0.31%	0.31%(5)
Net expenses after waivers/payments by Price Associates	0.31%(5)	0.31%	0.31%	0.31%(5)
Net investment income	5.28%(5)	5.23%	4.14%	2.42%(5)
Portfolio turnover rate(6)	157.3%	439.5%	608.3%	456.8%
Portfolio turnover rate, excluding mortgage dollar roll transactions	30.5%	110.0%	60.4%	45.1%
Net assets, end of period (in thousands)	$ 131,207	$ 113,130	$ 28,750	$ 19,933

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	The portfolio turnover rate calculation includes purchases and sales from mortgage dollar roll transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

November 30, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 14.8%
Car Loan 4.2%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.827%, 5/17/32 (1)	203	205
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.97%, 9/15/32 (1)	250	250
Avis Budget Rental Car Funding AESOP, Series 2022-5A, Class C, 6.24%, 4/20/27 (1)	100	100
Avis Budget Rental Car Funding AESOP, Series 2023-2A, Class C, 6.18%, 10/20/27 (1)	100	100
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class B, FRN, SOFR30A + 1.30%, 6.034%, 12/26/31 (1)	185	186
CarMax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	170	180
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 2/15/29	45	46
CarMax Auto Owner Trust, Series 2023-3, Class C, 5.61%, 2/15/29	190	192
CarMax Auto Owner Trust, Series 2024-1, Class A4, 4.94%, 8/15/29	45	45
CarMax Auto Owner Trust, Series 2024-1, Class C, 5.47%, 8/15/29	85	86
CarMax Auto Owner Trust, Series 2024-2, Class D, 6.42%, 10/15/30	90	93
CarMax Auto Owner Trust, Series 2024-3, Class A4, 4.85%, 1/15/30	30	30
CarMax Auto Owner Trust, Series 2024-3, Class D, 5.67%, 1/15/31	40	40
CarMax Select Receivables Trust, Series 2024-A, Class B, 5.35%, 1/15/30	40	41
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62%, 1/15/30	175	178
Carvana Auto Receivables Trust, Series 2021-P1, Class D, 1.82%, 12/10/27	95	91
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (1)	29	29
Carvana Auto Receivables Trust, Series 2022-P1, Class C, 3.30%, 4/10/28	30	29

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63%, 5/10/30 (1)	55	56
Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.80%, 5/10/30 (1)	150	153
Carvana Auto Receivables Trust, Series 2024-N2, Class B, 5.67%, 9/10/30 (1)	60	61
Carvana Auto Receivables Trust, Series 2024-N2, Class C, 5.82%, 9/10/30 (1)	80	81
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67%, 12/10/30 (1)	310	308
Chase Auto Credit-Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	53	52
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	305	303
Enterprise Fleet Financing, Series 2023-1, Class A3, 5.42%, 10/22/29 (1)	100	101
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	5	5
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31%, 10/15/27	90	91
Ford Credit Auto Lease Trust, Series 2023-B, Class B, 6.20%, 2/15/27	40	41
Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	60	61
Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.97%, 6/15/28	25	26
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31 (1)	275	273
GM Financial Automobile Leasing Trust, Series 2022-3, Class C, 5.13%, 8/20/26	40	40
GM Financial Automobile Leasing Trust, Series 2023-1, Class C, 5.76%, 1/20/27	100	101
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	10	10
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, 1/16/29	5	5
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class C, 5.92%, 2/16/29	10	10

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class B, 5.73%, 6/15/28 (1)	100	101
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/32 (1)	199	201
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.442%, 10/20/32 (1)	250	250
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29 (1)	25	25
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class B, 5.79%, 4/25/29 (1)	15	15
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class C, 6.13%, 4/25/29 (1)	25	25
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 8/25/28 (1)	95	96
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/32 (1)	18	18
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class C, 5.933%, 12/15/33 (1)	222	224
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.622%, 6/15/32 (1)	250	252
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74%, 10/16/28	35	35
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96%, 11/15/28	55	55
Santander Retail Auto Lease Trust, Series 2022-B, Class B, 3.85%, 3/22/27 (1)	165	165
SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.24%, 1/22/29 (1)	80	80
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class B, 5.38%, 1/21/31 (1)	170	172
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 1/20/32 (1)	15	15
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	142	144
		5,572
Other Asset-Backed Securities 10.5%
Amur Equipment Finance Receivables X, Series 2022-1A, Class D, 2.91%, 8/21/28 (1)	100	98

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Amur Equipment Finance Receivables XI, Series 2022-2A, Class A2, 5.30%, 6/21/28 (1)	85	85
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	140	142
Applebee's Funding / IHOP Funding, Series 2019-1A, Class 2II, 4.723%, 6/5/49 (1)	322	316
Auxilior Term Funding, Series 2024-1A, Class A3, 5.49%, 7/15/31 (1)	100	101
CIFC Funding, Series 2019-5A, Class BR, FRN, 3M TSFR + 2.41%, 7.068%, 1/15/35 (1)	250	251
Clarus Capital Funding, Series 2024-1A, Class A2, 4.71%, 8/20/32 (1)	100	100
Clarus Capital Funding, Series 2024-1A, Class B, 4.79%, 8/20/32 (1)	100	99
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (CAD) (1)	45	31
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30 (1)	100	101
Crown Point CLO 7, Series 2018-7A, Class AR, FRN, 3M TSFR + 1.23%, 5.847%, 10/20/31 (1)	234	234
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2, 4.50%, 5/20/49 (1)	225	216
Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (1)	100	102
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82%, 8/22/30 (1)	100	100
Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31 (1)	100	100
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	55	56
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	65	67
DLLST, Series 2024-1A, Class A4, 4.93%, 4/22/30 (1)	40	40
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	68	69
Elara HGV Timeshare Issuer, Series 2023-A, Class C, 7.30%, 2/25/38 (1)	68	70
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 8/17/37 (1)	125	122

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/37 (1)	290	282
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/37 (1)	505	489
FOCUS Brands Funding, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	143	142
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%, 7/30/52 (1)	49	50
Frontier Issuer, Series 2023-1, Class C, 11.50%, 8/20/53 (1)	215	229
Goldentree Loan Management US, Series 2021-11A, Class B, FRN, 3M TSFR + 1.86%, 6.479%, 10/20/34 (1)	425	425
Golub Capital Partners CLO 43B, Series 2019-43A, Class A1R, FRN, 3M TSFR + 1.34%, 5.889%, 10/20/37 (1)	250	250
GreatAmerica Leasing Receivables Funding, Series 2021-2, Class A3, 0.67%, 7/15/25	4	4
Hardee's Funding, Series 2020-1A, Class A2, 3.981%, 12/20/50 (1)	318	298
Hardee's Funding, Series 2021-1A, Class A2, 2.865%, 6/20/51 (1)	198	177
Hardee's Funding, Series 2024-1A, Class A2, 7.253%, 3/20/54 (1)	154	158
Highbridge Loan Management, Series 5A-2015, Class A1R3, FRN, 3M TSFR + 1.06%, 6.068%, 10/15/30 (1)	250	250
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/39 (1)	98	98
Home Partners of America Trust, Series 2021-1, Class A, 3.93%, 4/17/39 (1)	45	44
Home Partners of America Trust, Series 2022-1, Class D, 4.73%, 4/17/39 (1)	143	140
HPEFS Equipment Trust, Series 2023-1A, Class B, 5.73%, 4/20/28 (1)	205	206
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31 (1)	100	101
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (1)	100	102
HPEFS Equipment Trust, Series 2024-1A, Class C, 5.33%, 5/20/31 (1)	205	206
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/31 (1)	100	101

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (1)	100	101
Jamestown CLO XV, Series 2020-15A, Class A1R, FRN, 3M TSFR + 1.37%, 6.026%, 7/15/35 (1)	250	251
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50 (1)	50	49
KKR CLO 43, Series 2022-43A, Class BR, FRN, 3M TSFR + 2.50%, 7.156%, 1/15/36 (1)	300	303
Kubota Credit Owner Trust, Series 2021-2A, Class A4, 0.74%, 6/15/27 (1)	190	187
Kubota Credit Owner Trust, Series 2023-1A, Class A4, 5.07%, 2/15/29 (1)	50	50
Madison Park Funding, Series 2019-35A, Class CR, FRN, 3M TSFR + 2.16%, 6.779%, 4/20/32 (1)	255	255
Madison Park Funding LX, Series 2022-60A, Class BR, FRN, 3M TSFR + 1.75%, 6.376%, 10/25/37 (1)	315	314
Madison Park Funding XXIV, Series 2016-24A, Class CR2, FRN, 3M TSFR + 2.05%, 6.667%, 10/20/29 (1)	250	250
Madison Park Funding XXXVII, Series 2019-37A, Class AR2, FRN, 3M TSFR + 1.53%, 6.186%, 4/15/37 (1)	315	317
MidOcean Credit, Series 2022-11A, Class BR, FRN, 3M TSFR + 2.65%, 7.282%, 10/18/33 (1)	270	271
MMAF Equipment Finance, Series 2020-A, Class A4, 1.40%, 8/9/30 (1)	100	93
MMAF Equipment Finance, Series 2022-B, Class A3, 5.61%, 7/10/28 (1)	92	92
MVW Owner Trust, Series 2020-1A, Class C, 4.21%, 10/20/37 (1)	70	69
MVW Owner Trust, Series 2023-1A, Class C, 6.54%, 10/20/40 (1)	58	58
MVW Owner Trust, Series 2023-1A, Class B, 5.42%, 10/20/40 (1)	58	58
Neuberger Berman Loan Advisers, Series 2019-32A, Class BR, FRN, 3M TSFR + 1.66%, 6.279%, 1/20/32 (1)	250	250
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, FRN, 3M TSFR + 1.25%, 5.766%, 11/13/31 (1)	220	221
OCP CLO, Series 2017-13A, Class B1R2, FRN, 3M TSFR + 1.70%, 6.26%, 11/26/37 (1)	250	250

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Octane Receivables Trust, Series 2022-2A, Class A, 5.11%, 2/22/28 (1)	17	18
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	61	61
Octane Receivables Trust, Series 2023-3A, Class C, 6.74%, 8/20/29 (1)	100	103
OZLM Funding II, Series 2012-2A, Class A1A2, FRN, 3M TSFR + 1.20%, 5.789%, 7/30/31 (1)	275	275
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	93	94
Post Road Equipment Finance, Series 2024-1A, Class C, 5.81%, 10/15/30 (1)	100	102
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00%, 8/9/29 (1)	100	92
RR 34, Series 2024-34RA, Class A2AR, FRN, 3M TSFR + 1.70%, 6.262%, 10/15/39 (1)	250	250
SCF Equipment Leasing, Series 2024-1A, Class D, 6.58%, 6/21/33 (1)	125	128
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (1)	170	174
Sierra Timeshare Receivables Funding, Series 2020-2A, Class C, 3.51%, 7/20/37 (1)	27	27
Sierra Timeshare Receivables Funding, Series 2022-3A, Class B, 6.32%, 7/20/39 (1)	81	82
Signal Peak CLO 5, Series 2018-5A, Class BR, FRN, 3M TSFR + 2.20%, 6.826%, 4/25/37 (1)	250	252
Sonic Capital, Series 2020-1A, Class A2I, 3.845%, 1/20/50 (1)	311	300
SOUND POINT CLO XXII, Series 2019-1A, Class BRR, 3M TSFR + 1.65%, 6.149%, 1/20/32 (1)	250	250
Symphony CLO XVI, Series 2015-16A, Class ARR, FRN, 3M TSFR + 1.20%, 5.856%, 10/15/31 (1)	233	233
Symphony Static, Series 2021-1A, Class C, FRN, 3M TSFR + 2.11%, 6.737%, 10/25/29 (1)	250	251
THL Credit Wind River CLO, Series 2019-3A, Class CR2, FRN, 3M TSFR + 2.00%, 6.656%, 4/15/31 (1)	190	190
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	100	97

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75%, 6/17/40 (1)	100	99
Tricon Residential Trust, Series 2024-SFR2, Class D, 6.00%, 6/17/40 (1)	155	154
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50%, 8/17/41 (1)	140	137
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	138	140
Verdant Receivables, Series 2024-1A, Class A2, 5.68%, 12/12/31 (1)	100	101
Voya CLO, Series 2018-3A, Class A1R2, FRN, 3M TSFR + 1.20%, 5.856%, 10/15/31 (1)	195	195
Wellfleet CLO, Series 2018-2A, Class BR, FRN, 3M TSFR + 1.59%, 6.467%, 10/20/31 (1)	250	250
		13,746
Student Loan 0.1%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class B, 3.67%, 2/15/68 (1)	151	138
		138
Total Asset-Backed Securities (Cost $19,182)		19,456
BANK LOANS 7.4%
FINANCIAL INSTITUTIONS 1.2%
Brokerage Asset Managers Exchanges 0.0%
RFS Opco, FRN, 1M TSFR + 4.75%, 9.354%, 4/4/31 (2)	35	35
		35
Insurance 1.2%
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.75%, 7.349%, 9/19/31	125	126
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.073%, 2/14/31	249	251
Asurion, FRN, 1M TSFR + 5.25%, 9.937%, 1/31/28	175	172
Asurion, FRN, 1M TSFR + 5.25%, 9.937%, 1/20/29	65	63
Asurion, FRN, 1M TSFR + 4.25%, 8.923%, 8/19/28	10	10

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
HUB International, FRN, 3M TSFR + 2.75%, 7.367%, 6/20/30	330	332
Jones DesLauriers Insurance Management, FRN, 3M TSFR + 3.25%, 7.821%, 3/15/30	129	130
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 9.823%, 7/2/32 (3)	185	183
TIH Insurance Holdings, FRN, 3M TSFR + 3.25%, 7.854%, 5/6/31	64	65
TIH Insurance Holdings, FRN, 3M TSFR + 4.75%, 9.354%, 5/6/32	145	148
		1,480
Total Financial Institutions		1,515
INDUSTRIAL 5.9%
Basic Industry 0.1%
Arsenal AIC Parent, FRN, 1M TSFR + 3.25%, 7.823%, 8/18/30	99	100
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 9.058%, 4/23/29	78	78
		178
Capital Goods 1.1%
Charter Next Generation, FRN, 1M TSFR + 3.00%, 7.685%, 12/2/30	277	279
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%, 11.365%, 5/21/29	85	85
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 10.865%, 5/21/29	185	185
Filtration Group, FRN, 1M TSFR + 3.50%, 8.187%, 10/21/28	246	248
LTI Holdings, FRN, 1M TSFR + 4.75%, 9.323%, 7/29/29 (3)	165	165
Madison Safety & Flow, FRN, 1M TSFR + 3.25%, 7.823%, 9/26/31	50	51
MITER Brands Acquisition Holdco, FRN, 1M TSFR + 3.00%, 7.573%, 3/28/31	140	141
Pro Mach Group, FRN, 1M TSFR + 3.50%, 8.073%, 8/31/28 (3)	60	61
TK Elevator US Newco, FRN, 6M TSFR + 3.50%, 8.588%, 4/30/30	84	84

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
WEC US Holdings, FRN, 1M TSFR + 2.25%, 6.083%, 1/27/31	79	80
		1,379
Communications 0.5%
BCPE Pequod Buyer, FRN, 1M TSFR + 3.50%, 9/19/31 (3)	85	86
Clear Channel International, 7.50%, 4/1/27 (2)	60	59
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%, 8.687%, 8/21/28	101	101
CMG Media, FRN, 1M TSFR + 3.50%, 8.171%, 6/18/29	84	74
Connect Finco, FRN, 1M TSFR + 4.50%, 9.073%, 9/27/29	45	39
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.109%, 1/18/28	99	97
Level 3 Financing, FRN, 1M TSFR + 6.56%, 11.133%, 4/15/29 (3)	150	153
Lumen Technologies, FRN, 3M TSFR + 6.00%, 6/1/28 (3)	25	25
Radiate Holdco, FRN, 1M TSFR + 3.25%, 7.937%, 9/25/26 (3)	70	61
		695
Consumer Cyclical 0.7%
Belron Finance, FRN, 1M TSFR + 2.75%, 7.273%, 10/16/31	45	45
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.823%, 2/6/31	109	110
CNT Holdings l, FRN, 3M TSFR + 3.50%, 8.085%, 11/8/27	54	55
Delta 2 (LUX), FRN, 3M TSFR + 2.00%, 6.604%, 9/30/31	67	67
Delta 2 (LUX), FRN, 3M TSFR + 2.00%, 9/10/31 (3)	33	33
Great Canadian Gaming, FRN, 1M TSFR + 4.00%, 8.522%, 11/1/29	65	65
IRB Holding, FRN, 1M TSFR + 2.75%, 7.423%, 12/15/27	134	135
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 8.893%, 8/1/30	108	108
Tenneco, FRN, 3M TSFR + 5.00%, 9.704%, 11/17/28	40	39
UFC Holdings, FRN, 1M TSFR + 2.25%, 6.77%, 11/14/31	50	50
Wand NewCo 3, FRN, 1M TSFR + 3.25%, 7.834%, 1/30/31	129	130
		837

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Consumer Non-Cyclical 0.4%
Bausch & Lomb, FRN, 1M TSFR + 3.25%, 7.938%, 5/10/27	139	139
LifePoint Health, FRN, 1M TSFR + 4.00%, 8.632%, 5/17/31	25	25
LifePoint Health, FRN, 1M TSFR + 3.75%, 8.406%, 5/17/31	100	100
Medline Borrower, FRN, 1M TSFR + 2.25%, 6.822%, 10/23/28	128	129
Phoenix Newco, FRN, 1M TSFR + 3.00%, 7.573%, 11/15/28	100	100
Star Parent, FRN, 3M TSFR + 3.75%, 8.354%, 9/27/30	35	34
		527
Energy 0.1%
Brazos Delaware II, FRN, 6M TSFR + 3.50%, 8.255%, 2/11/30	53	54
Epic Crude Services, FRN, 3M TSFR + 3.00%, 7.656%, 10/15/31	40	40
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 9.323%, 8/1/29	55	55
		149
Technology 2.9%
Applied Systems, FRN, 3M TSFR + 5.25%, 9.854%, 2/23/32	223	229
Applied Systems, FRN, 3M TSFR + 3.00%, 7.604%, 2/24/31	328	331
Ascend Learning, FRN, 1M TSFR + 3.50%, 8.173%, 12/11/28	34	34
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.423%, 12/10/29	170	170
Athenahealth Group, FRN, 1M TSFR + 3.25%, 7.823%, 2/15/29	82	82
Boost Newco Borrower, FRN, 3M TSFR + 2.50%, 7.104%, 1/31/31	100	101
Boxer Parent, FRN, 3M TSFR + 5.75%, 10.335%, 7/30/32	75	74
Central Parent, FRN, 3M TSFR + 3.25%, 7.854%, 7/6/29	15	15
Cloud Software Group, FRN, 1M TSFR + 6.50%, 3/24/31 (3)	85	85
Cloud Software Group, FRN, 3M TSFR + 3.50%, 8.02%, 3/30/29	129	129
CoreLogic, FRN, 1M TSFR + 6.50%, 11.187%, 6/4/29	65	63

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Delta TopCo, FRN, 6M TSFR + 3.50%, 8.198%, 11/30/29	124	125
Delta TopCo, FRN, 6M TSFR + 5.25%, 9.948%, 11/29/30	165	167
Dye & Durham, FRN, 3M TSFR + 4.25%, 8.954%, 4/11/31	34	34
Ellucian, FRN, 1M TSFR + 3.00%, 10/9/29 (3)	25	25
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 11/14/32 (3)	468	470
Epicor Software, FRN, 1M TSFR + 3.25%, 7.823%, 5/30/31 (3)	244	246
Icon Parent Holdings, FRN, 3M TSFR + 3.00%, 7.516%, 9/11/31	85	86
Icon Parent Holdings, FRN, 3M TSFR + 5.00%, 9.516%, 9/10/32	95	97
Jaggaer, FRN, 1M TSFR + 3.25%, 10/7/31 (3)	115	116
Jaggaer, FRN, 1M TSFR + 5.25%, 10/7/32 (3)	160	159
McAfee, FRN, 1M TSFR + 3.25%, 7.803%, 3/1/29	89	89
Neptune Bidco US, FRN, 3M TSFR + 5.00%, 9.758%, 4/11/29	64	58
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 14.508%, 10/11/29	25	25
Peraton, FRN, 3M TSFR + 8.00%, 12.614%, 2/1/29	55	44
Project Alpha Intermediate Holding, FRN, 1M TSFR + 5.00%, 11/21/32 (3)	119	119
Project Alpha Intermediate Holding, FRN, 1M TSFR + 3.25%, 10/28/30 (3)	35	35
QualityTech, FRN, 1M TSFR + 3.50%, 8.024%, 10/30/31 (2)	35	35
RealPage, FRN, 1M TSFR + 6.50%, 11.187%, 4/23/29	270	266
UKG, FRN, 3M TSFR + 3.25%, 7.926%, 2/10/31	292	294
Waystar Technologies, FRN, 1M TSFR + 2.50%, 7.323%, 10/22/29	48	48
		3,851
Transportation 0.1%
AAdvantage Loyalty IP, FRN, 3M TSFR + 4.75%, 9.629%, 4/20/28 (3)	121	124
		124
Total Industrial		7,740

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
UTILITY 0.3%
Electric 0.3%
Cornerstone Generation, FRN, 1M TSFR + 3.25%, 10/28/31 (3)	100	101
Edgewater Generation, FRN, 1M TSFR + 4.25%, 8.823%, 8/1/30	115	116
Talen Energy Supply, B-1, FRN, 1M TSFR + 3.50%, 8.023%, 5/17/30	127	127
Talen Energy Supply, C-1, FRN, 1M TSFR + 3.50%, 8.023%, 5/17/30	32	32
Vistra Zero Operating, FRN, 1M TSFR + 2.75%, 7.323%, 4/30/31	55	55
		431
Total Utility		431
Total Bank Loans (Cost $9,632)		9,686
CONVERTIBLE BONDS 0.1%
INDUSTRIAL 0.1%
Consumer Cyclical 0.1%
Alibaba Group Holding, 0.50%, 6/1/31 (1)(4)	55	59
Rivian Automotive, 4.625%, 3/15/29	35	35
		94
Total Convertible Bonds (Cost $109)		94
CONVERTIBLE PREFERRED STOCKS 0.1%
FINANCIAL INSTITUTIONS 0.1%
Brokerage Asset Managers Exchanges 0.1
Ares Management, Series B Zero Coupon, 10/1/27 (5)	2	101
		101
Total Financial Institutions		101

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
INDUSTRIAL 0.0%
Capital Goods 0.0
Boeing Zero Coupon, 10/15/27 (4)(5)	1	50
		50
Total Industrial		50
Total Convertible Preferred Stocks (Cost $135)		151
CORPORATE BONDS 18.7%
FINANCIAL INSTITUTIONS 4.8%
Banking 2.1%
Bank of America, VR, 1.898%, 7/23/31 (6)	40	34
Bank of America, VR, 5.425%, 8/15/35 (6)	245	245
Bank of America, VR, 5.518%, 10/25/35 (6)	190	190
Bank of New York Mellon, VR, 5.188%, 3/14/35 (6)	80	81
CaixaBank, VR, 6.037%, 6/15/35 (1)(6)	200	205
CaixaBank, VR, 6.208%, 1/18/29 (1)(6)	200	206
Capital One Financial, VR, 2.359%, 7/29/32 (6)	4	3
Capital One Financial, VR, 3.273%, 3/1/30 (6)	55	51
Capital One Financial, VR, 5.70%, 2/1/30 (4)(6)	60	61
Capital One Financial, VR, 6.312%, 6/8/29 (6)	130	135
Citigroup, VR, 5.827%, 2/13/35 (6)	130	132
Credit Suisse Group, VR, 3.091%, 5/14/32 (1)(6)	250	221
Danske Bank, VR, 4.613%, 10/2/30 (1)(6)	235	231
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (6)	60	63
Goldman Sachs Group, VR, 3.102%, 2/24/33 (6)	40	35
Huntington Bancshares, VR, 2.487%, 8/15/36 (6)	55	45
PNC Financial Services Group, VR, 5.676%, 1/22/35 (6)	120	124
Santander Holdings USA, VR, 6.342%, 5/31/35 (6)	175	180
Santander UK Group Holdings, VR, 3.823%, 11/3/28 (6)	200	193
Societe Generale, VR, 5.519%, 1/19/28 (1)(6)	230	231
Wells Fargo, VR, 2.572%, 2/11/31 (6)	30	27

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Wells Fargo, VR, 6.85% (6)(7)	115	119
		2,812
Brokerage Asset Managers Exchanges 0.2%
HAT Holdings I / HAT Holdings II, 8.00%, 6/15/27 (1)	40	42
Hightower Holding, 9.125%, 1/31/30 (1)	95	100
Jane Street Group, 7.125%, 4/30/31 (1)	95	99
Jane Street Group / JSG Finance, 6.125%, 11/1/32 (1)	55	55
		296
Finance Companies 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.30%, 1/19/34	150	150
Navient, 9.375%, 7/25/30	105	115
Navient, 11.50%, 3/15/31	65	74
OneMain Finance, 9.00%, 1/15/29	75	80
SLM, 5.625%, 8/1/33	26	23
		442
Financial Other 0.1%
Howard Hughes, 4.125%, 2/1/29 (1)	5	5
Howard Hughes, 5.375%, 8/1/28 (1)	60	59
		64
Insurance 1.6%
Acrisure / Acrisure Finance, 7.50%, 11/6/30 (1)	25	25
Acrisure / Acrisure Finance, 8.50%, 6/15/29 (1)	60	62
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1)	35	35
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.00%, 1/15/31 (1)	68	69
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.375%, 10/1/32 (1)	40	40
AssuredPartners, 7.50%, 2/15/32 (1)	53	54
Centene, 2.50%, 3/1/31	175	146
Centene, 2.625%, 8/1/31	490	409

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Centene, 3.00%, 10/15/30	10	9
Centene, 3.375%, 2/15/30	20	18
Centene, 4.625%, 12/15/29	215	206
Elevance Health, 4.95%, 11/1/31	115	115
Health Care Service, 5.875%, 6/15/54 (1)	150	152
Hub International, 7.25%, 6/15/30 (1)	215	222
Hub International, 7.375%, 1/31/32 (1)	25	26
Humana, 5.375%, 4/15/31	109	110
Jones DesLauriers Insurance Management, 8.50%, 3/15/30 (1)	55	58
Jones DesLauriers Insurance Management, 10.50%, 12/15/30 (1)	230	249
Panther Escrow Issuer, 7.125%, 6/1/31 (1)	55	56
		2,061
Real Estate Investment Trusts 0.5%
Alexandria Real Estate Equities, 5.25%, 5/15/36	25	25
Brixmor Operating Partnership, 4.05%, 7/1/30	2	2
Brixmor Operating Partnership, 4.125%, 5/15/29	30	29
Goodman US Finance Six, 5.125%, 10/7/34 (1)(4)	35	35
Healthcare Realty Holdings, 2.40%, 3/15/30	5	4
Invitation Homes Operating Partnership, 4.875%, 2/1/35	45	44
Kilroy Realty, 2.50%, 11/15/32	20	16
Kilroy Realty, 3.05%, 2/15/30	30	27
Kilroy Realty, 4.25%, 8/15/29	40	38
Kite Realty Group, 4.95%, 12/15/31 (4)	116	114
MPT Operating Partnership / MPT Finance, 0.993%, 10/15/26 (EUR)	165	143
MPT Operating Partnership / MPT Finance, 5.00%, 10/15/27 (4)	30	25
Regency Centers, 5.10%, 1/15/35	30	30
Service Properties Trust, 8.625%, 11/15/31 (1)	70	74
		606
Total Financial Institutions		6,281

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
INDUSTRIAL 12.4%
Basic Industry 0.7%
Arsenal AIC Parent, 11.50%, 10/1/31 (1)	125	141
ATI, 7.25%, 8/15/30	35	37
Carpenter Technology, 7.625%, 3/15/30	55	57
Celanese US Holdings, 6.33%, 7/15/29	68	70
Celanese US Holdings, 6.379%, 7/15/32	177	184
Celanese US Holdings, 6.80%, 11/15/30	60	63
PMHC II, 9.00%, 2/15/30 (1)(4)	60	57
South32 Treasury, 4.35%, 4/14/32 (1)	326	304
WR Grace Holdings, 4.875%, 6/15/27 (1)	35	34
WR Grace Holdings, 7.375%, 3/1/31 (1)	12	12
		959
Capital Goods 0.9%
BAE Systems, 5.50%, 3/26/54 (1)(4)	200	201
Boeing, 3.75%, 2/1/50	37	26
Boeing, 6.858%, 5/1/54 (1)	320	346
Huntington Ingalls Industries, 5.353%, 1/15/30	20	20
Ingersoll Rand, 5.70%, 6/15/54 (4)	40	41
Owens Corning, 5.70%, 6/15/34	60	62
Regal Rexnord, 6.05%, 2/15/26	15	15
Regal Rexnord, 6.05%, 4/15/28	10	10
Regal Rexnord, 6.30%, 2/15/30	15	16
TK Elevator Holdco GmbH, 6.625%, 7/15/28 (EUR)	113	119
TransDigm, 6.875%, 12/15/30 (1)	50	52
TransDigm, 7.125%, 12/1/31 (1)	70	73
Verde Bidco, 4.625%, 10/1/26 (EUR)	110	115
		1,096
Communications 2.6%
Altice Financing SA, 9.625%, 7/15/27 (1)	230	214
AppLovin, 5.375%, 12/1/31	45	45

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
CCO Holdings, 4.25%, 2/1/31 (1)	70	62
CCO Holdings, 4.50%, 6/1/33 (1)	25	21
CCO Holdings, 5.375%, 6/1/29 (1)	5	5
CCO Holdings, 6.375%, 9/1/29 (1)	45	45
CCO Holdings, 7.375%, 3/1/31 (1)	85	88
Charter Communications Operating, 2.80%, 4/1/31	355	304
Charter Communications Operating, 6.10%, 6/1/29	50	51
Charter Communications Operating, 6.384%, 10/23/35	75	77
Charter Communications Operating, 6.55%, 6/1/34	47	49
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(4)	15	13
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)(4)	60	55
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1)	55	58
CMG Media, 8.875%, 6/18/29 (1)	60	41
Connect Finco / Connect US Finco, 9.00%, 9/15/29 (1)(4)	200	185
Directv Financing / Directv Financing Co-Obligor, 5.875%, 8/15/27 (1)	38	37
DISH DBS, 5.25%, 12/1/26 (1)	75	69
DISH DBS, 5.75%, 12/1/28 (1)	40	35
DISH DBS, 7.75%, 7/1/26	55	47
DISH Network, 11.75%, 11/15/27 (1)	45	48
EchoStar, 10.75%, 11/30/29	95	102
Intelsat Jackson Holdings, 6.50%, 3/15/30 (1)	45	42
Level 3 Financing, 10.00%, 10/15/32 (1)	40	40
Level 3 Financing, 10.75%, 12/15/30 (1)	54	60
Level 3 Financing, 11.00%, 11/15/29 (1)	31	36
Meta Platforms, 5.40%, 8/15/54	15	15
Midas Opco Holdings, 5.625%, 8/15/29 (1)	55	53
Midcontinent Communications, 8.00%, 8/15/32 (1)	55	58
Rogers Communications, 3.80%, 3/15/32	355	326
Rogers Communications, 4.55%, 3/15/52	258	218
Rogers Communications, 5.30%, 2/15/34	145	145
SBA Tower Trust, 4.831%, 10/15/29 (1)	505	492
Sirius XM Radio, 4.00%, 7/15/28 (1)	35	33
Sirius XM Radio, 5.00%, 8/1/27 (1)	32	31

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Sprint Capital, 8.75%, 3/15/32	125	151
Univision Communications, 8.00%, 8/15/28 (1)	33	34
Viasat, 7.50%, 5/30/31 (1)(4)	50	34
		3,419
Consumer Cyclical 1.2%
Allied Universal Holdco, 7.875%, 2/15/31 (1)	77	79
Bath & Body Works, 6.75%, 7/1/36	25	26
Caesars Entertainment, 7.00%, 2/15/30 (1)	70	72
Carnival, 7.00%, 8/15/29 (1)	35	37
Carnival, 10.50%, 6/1/30 (1)	40	43
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(8)	72	86
Clarios Global, 6.75%, 5/15/28 (1)	37	38
Cushman & Wakefield US Borrower, 8.875%, 9/1/31 (1)(4)	35	38
Ford Motor, 9.625%, 4/22/30	90	105
Ford Motor Credit, 6.95%, 3/6/26	200	204
Great Canadian Gaming, 8.75%, 11/15/29 (1)	40	42
Hilton Domestic Operating, 4.00%, 5/1/31 (1)	5	5
Hyundai Capital America, 5.40%, 1/8/31 (1)	40	41
L Brands, 6.625%, 10/1/30 (1)	25	25
Las Vegas Sands, 5.90%, 6/1/27	35	35
Match Group, 4.625%, 6/1/28 (1)	5	5
Match Group, 5.00%, 12/15/27 (1)	82	79
Motion Bondco, 4.50%, 11/15/27 (EUR)	115	114
Nissan Motor Acceptance, 1.85%, 9/16/26 (1)	10	9
Nissan Motor Acceptance, 6.95%, 9/15/26 (1)	15	15
Ontario Gaming GTA, 8.00%, 8/1/30 (1)	40	41
Rivian Holdings, 6M TSFR + 6.05%, 10.502%, 10/15/26 (1)	96	96
Royal Caribbean Cruises, 6.00%, 2/1/33 (1)	65	66
Six Flag, 6.50%, 10/1/28	20	20
Six Flags Entertainment, 6.625%, 5/1/32 (1)	85	87
Tenneco, 8.00%, 11/17/28 (1)	40	38
Uber Technologies, 4.80%, 9/15/34	55	54
Uber Technologies, 5.35%, 9/15/54	30	29

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Wand NewCo 3, 7.625%, 1/30/32 (1)	55	57
Yum! Brands, 5.375%, 4/1/32	35	34
		1,620
Consumer Non-Cyclical 2.7%
Altria Group, 3.125%, 6/15/31 (EUR)	175	182
BAT Capital, 5.834%, 2/20/31	110	115
Bausch & Lomb Escrow, 8.375%, 10/1/28 (1)	50	52
Bayer US Finance, 6.25%, 1/21/29 (1)(4)	405	416
Bayer US Finance II, 4.70%, 7/15/64 (1)	94	71
Bimbo Bakeries USA, 6.05%, 1/15/29 (1)(4)	200	206
CHS / Community Health Systems, 10.875%, 1/15/32 (1)	115	120
CVS Health, 5.625%, 2/21/53	55	52
CVS Health, 5.70%, 6/1/34 (4)	530	539
Darling Ingredients, 6.00%, 6/15/30 (1)	7	7
HCA, 5.95%, 9/15/54	80	81
Icon Investments Six DAC, 5.849%, 5/8/29	200	206
Icon Investments Six DAC, 6.00%, 5/8/34	200	206
IQVIA, 6.25%, 2/1/29	65	68
LifePoint Health, 9.875%, 8/15/30 (1)	25	27
LifePoint Health, 10.00%, 6/1/32 (1)	103	107
LifePoint Health, 11.00%, 10/15/30 (1)	105	115
Medline Borrower, 6.25%, 4/1/29 (1)	85	87
Solventum, 5.40%, 3/1/29 (1)	75	76
Solventum, 5.45%, 3/13/31 (1)	175	177
Solventum, 5.60%, 3/23/34 (1)	125	127
Solventum, 5.90%, 4/30/54 (1)	120	122
Star Parent, 9.00%, 10/1/30 (1)	45	46
Tenet Healthcare, 6.125%, 10/1/28	40	40
Tenet Healthcare, 6.875%, 11/15/31	30	32
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31	200	224
		3,501

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Energy 2.8%
Cheniere Energy, 5.65%, 4/15/34	140	143
Cheniere Energy Partners, 5.75%, 8/15/34 (1)	75	76
Civitas Resources, 8.375%, 7/1/28 (1)	30	31
Columbia Pipelines Holding, 6.042%, 8/15/28 (1)	30	31
Comstock Resources, 6.75%, 3/1/29 (1)	65	64
Continental Resources, 4.90%, 6/1/44 (4)	10	8
Crescent Energy Finance, 7.375%, 1/15/33 (1)	100	99
Crescent Energy Finance, 7.625%, 4/1/32 (1)	30	30
Crescent Energy Finance, 9.25%, 2/15/28 (1)	50	53
Diamondback Energy, 5.40%, 4/18/34	115	116
Diamondback Energy, 5.75%, 4/18/54	95	94
Enbridge, 6.20%, 11/15/30	35	37
Eni, 5.50%, 5/15/34 (1)	200	202
Eni, 5.95%, 5/15/54 (1)	200	203
Hilcorp Energy, 5.75%, 2/1/29 (1)	5	5
Hilcorp Energy, 8.375%, 11/1/33 (1)	95	100
Hilcorp Energy I / Hilcorp Finance, 7.25%, 2/15/35 (1)	60	59
Kinetik Holdings, 5.875%, 6/15/30 (1)	20	20
Kinetik Holdings, 6.625%, 12/15/28 (1)	29	30
Kosmos Energy, 8.75%, 10/1/31 (1)(4)	200	190
NGL Energy Operating / NGL Energy Finance, 8.375%, 2/15/32 (1)	25	26
NGL Energy Partners, 8.125%, 2/15/29 (1)	15	15
Occidental Petroleum, 6.05%, 10/1/54	45	45
Occidental Petroleum, 6.20%, 3/15/40	160	163
Occidental Petroleum, 6.45%, 9/15/36	10	11
Occidental Petroleum, 7.50%, 5/1/31	10	11
Occidental Petroleum, 7.95%, 6/15/39	10	12
Occidental Petroleum, 8.875%, 7/15/30	140	161
ONEOK, 4.75%, 10/15/31	80	79
ONEOK, 5.05%, 11/1/34	95	93
Patterson-UTI Energy, 7.15%, 10/1/33 (4)	35	37

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Permian Resources Operating, 9.875%, 7/15/31 (1)	35	39
Prairie Acquiror, 3M TSFR + 4.75%, 9.00%, 8/1/29 (1)	20	21
Raizen Fuels Finance, 6.45%, 3/5/34 (1)	200	208
Range Resources, 4.75%, 2/15/30 (1)(4)	30	28
Seadrill Finance, 8.375%, 8/1/30 (1)	200	204
South Bow Canadian Infrastructure Holdings, VR, 7.50%, 3/1/55 (1)(6)	65	68
South Bow Infastructure Holdings, 5.026%, 10/1/29 (1)	30	30
South Bow Infastructure Holdings, 5.584%, 10/1/34 (1)(4)	35	35
Southwestern Energy, 4.75%, 2/1/32	50	48
Sunoco, 7.00%, 5/1/29 (1)	50	52
Sunoco, 7.25%, 5/1/32 (1)	60	63
Tallgrass Energy Partners, 6.00%, 3/1/27 (1)	52	52
Tallgrass Energy Partners, 7.375%, 2/15/29 (1)	25	25
Targa Resources Partners, 5.50%, 3/1/30	12	12
TER Finance Jersey Zero Coupon, 1/2/25 (1)(2)	100	100
Transocean, 8.25%, 5/15/29 (1)	25	25
Transocean, 8.50%, 5/15/31 (1)(4)	15	15
Transocean, 8.75%, 2/15/30 (1)	19	20
Transocean Aquila, 8.00%, 9/30/28 (1)	23	23
Venture Global Calcasieu, 4.125%, 8/15/31 (1)	40	37
Venture Global Calcasieu, 6.25%, 1/15/30 (1)	35	36
Venture Global LNG, VR, 9.00% (1)(6)(7)	120	124
Venture Global LNG, 9.50%, 2/1/29 (1)	115	128
Venture Global LNG, 9.875%, 2/1/32 (1)	20	22
Vermilion Energy, 6.875%, 5/1/30 (1)	45	45
		3,704
Industrial Other 0.2%
SMIC SG Holdings Pte, 5.375%, 7/24/29	300	299
		299
Technology 1.1%
Broadcom, 4.55%, 2/15/32	95	93

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Cadence Design Systems, 4.70%, 9/10/34	35	34
Cloud Software Group, 8.25%, 6/30/32 (1)	55	57
Cloud Software Group, 9.00%, 9/30/29 (1)	145	146
Dye & Durham, 8.625%, 4/15/29 (1)	55	58
Fiserv, 5.45%, 3/15/34	215	220
Foundry JV Holdco, 5.90%, 1/25/30 (1)	200	203
Foundry JV Holdco, 6.15%, 1/25/32 (1)	200	205
GTCR W-2 Merger Sub, 7.50%, 1/15/31 (1)	200	211
McAfee, 7.375%, 2/15/30 (1)	40	39
Minerva Merger, 6.50%, 2/15/30 (1)	50	48
Motorola Solutions, 5.40%, 4/15/34	40	41
Neptune Bidco, 9.29%, 4/15/29 (1)	55	51
UKG, 6.875%, 2/1/31 (1)	75	77
		1,483
Transportation 0.2%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR) (4)	175	174
Avis Budget Car Rental / Avis Budget Finance, 8.25%, 1/15/30 (1)(4)	60	62
Genesee & Wyoming, 6.25%, 4/15/32 (1)	30	30
		266
Total Industrial		16,347
UTILITY 1.5%
Electric 1.3%
Alpha Generation, 6.75%, 10/15/32 (1)	60	61
Chile Electricity Lux Mpc II, 5.58%, 10/20/35 (1)	200	198
FirstEnergy, 2.25%, 9/1/30	19	16
FirstEnergy, 2.65%, 3/1/30	105	94
FirstEnergy, 3.40%, 3/1/50	135	96
FirstEnergy Transmission, 4.55%, 1/15/30 (1)	25	24
FirstEnergy Transmission, 5.00%, 1/15/35 (1)	40	39
Indianapolis Power & Light, 5.70%, 4/1/54 (1)	35	36
Pacific Gas & Electric, 2.50%, 2/1/31	45	39

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Pacific Gas & Electric, 6.70%, 4/1/53	125	141
Pacific Gas & Electric, 6.95%, 3/15/34	65	73
PG&E, VR, 7.375%, 3/15/55 (6)	121	125
Talen Energy Supply, 8.625%, 6/1/30 (1)	95	102
Vistra, VR, 8.00% (1)(6)(7)	234	240
Vistra, VR, 8.875% (1)(6)(7)	295	318
Vistra Operations, 7.75%, 10/15/31 (1)	30	32
		1,634
Natural Gas 0.2%
APA Infrastructure, 5.125%, 9/16/34 (1)	30	29
APA Infrastructure, 5.75%, 9/16/44 (1)(4)	60	61
Engie, 5.625%, 4/10/34 (1)	200	206
		296
Total Utility		1,930
Total Corporate Bonds (Cost $24,096)		24,558
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.6%
Owned No Guarantee 0.7%
Emirates NBD Bank PJSC, 4.25%, VR (6)(7)	200	192
Export-Import Bank of Malaysia, 1.831%, 11/26/26	200	189
Petroleos Mexicanos, 8.75%, 6/2/29	530	538
		919
Sovereign 0.9%
Colombia Government International Bonds, 4.125%, 5/15/51	300	181
El Salvador Government International Bonds, 9.65%, 11/21/54 (1)	150	155
Montenegro Government International Bonds, 7.25%, 3/12/31 (1)	615	637
Sri Lanka Government International Bonds, 6.85%, 11/3/25 (9)	200	136

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Sri Lanka Government International Bonds, 6.825%, 7/18/26 (9)	200	134
		1,243
Total Foreign Government Obligations & Municipalities (Cost $2,106)		2,162
MUNICIPAL SECURITIES 0.2%
Puerto Rico 0.1%
Puerto Rico Commonwealth, Series A1, GO, 5.375%, 7/1/25	2	2
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/27	4	4
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	4	4
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/33	3	3
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/35	3	3
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/37	2	2
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/41	3	3
Puerto Rico Commonwealth, Series A, GO, Zero Coupon, 7/1/33	4	3
Puerto Rico Commonwealth, Series CW, GO, Zero Coupon, 11/1/43 (10)	69	43
		67
Texas 0.1%
Port Beaumont Navigation District, Series B, 10.00%, 7/1/26 (1)	135	138
		138
Total Municipal Securities (Cost $190)		205
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 8.2%
Collateralized Mortgage Obligations 4.1%
Angel Oak Mortgage Trust, Series 2021-1, Class A3, CMO, ARM, 1.217%, 1/25/66 (1)	138	117
Angel Oak Mortgage Trust, Series 2022-2, Class A1, CMO, ARM, 3.353%, 1/25/67 (1)	230	215
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	264	260

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Angel Oak Mortgage Trust, Series 2023-6, Class A2, CMO, ARM, 6.50%, 12/25/67 (1)	99	99
Bayview Opportunity Master Funding, Series 2020-1, Class A3, CMO, ARM, 3.285%, 5/28/50 (1)	100	84
Chase Home Lending Mortgage Trust, Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1)	25	22
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1)	91	78
Cross Mortgage Trust, Series 2024-H6, Class A1, CMO, ARM, 5.129%, 9/25/69 (1)	243	241
EFMT, Series 2024-INV2, Class A2, CMO, ARM, 5.289%, 10/25/69 (1)	99	98
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	200	141
Flagstar Mortgage Trust, Series 2021-11IN, Class A18, CMO, ARM, 2.50%, 11/25/51 (1)	83	68
GCAT, Series 2021-NQM5, Class A3, CMO, ARM, 1.571%, 7/25/66 (1)	125	103
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1)	412	336
HOMES Trust, Series 2024-AFC1, Class A1, CMO, ARM, 5.224%, 8/25/59 (1)	316	314
JP Morgan Mortgage Trust, Series 2016-3, Class B3, CMO, ARM, 3.291%, 10/25/46 (1)	79	75
JP Morgan Mortgage Trust, Series 2017-2, Class B5, CMO, ARM, 3.651%, 5/25/47 (1)	347	302
JP Morgan Mortgage Trust, Series 2017-5, Class B2, CMO, ARM, 5.325%, 10/26/48 (1)	195	192
JP Morgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM, 3.57%, 12/25/50 (1)	180	156
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO, ARM, 3.256%, 6/25/50 (1)	178	153
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	187	185
MFA Trust, Series 2022-INV2, Class A1, CMO, ARM, 4.95%, 7/25/57 (1)	351	348
MFA Trust, Series 2023-INV2, Class A2, CMO, ARM, 7.177%, 10/25/58 (1)	91	92

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
OBX Trust, Series 2019-INV1, Class A3, CMO, ARM, 4.50%, 11/25/48 (1)	223	214
OBX Trust, Series 2024-HYB1, Class A1, CMO, ARM, 3.623%, 3/25/53 (1)	86	85
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, CMO, ARM, 5.49%, 11/25/44 (1)	213	213
Sequoia Mortgage Trust, Series 2019-5, Class B3, CMO, ARM, 3.711%, 12/25/49 (1)	435	384
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO, ARM, 4.497%, 11/25/63 (1)	307	304
Towd Point Mortgage Trust, Series 2024-3, Class A1B, CMO, ARM, 5.163%, 7/25/65 (1)	94	92
Verus Securitization Trust, Series 2020-1, Class A3, CMO, ARM, 3.724%, 1/25/60 (1)	56	55
Verus Securitization Trust, Series 2021-1, Class A3, CMO, ARM, 1.155%, 1/25/66 (1)	103	91
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	35	33
Verus Securitization Trust, Series 2022-4, Class A1, CMO, ARM, 4.474%, 4/25/67 (1)	71	71
Verus Securitization Trust, Series 2023-1, Class A1, CMO, ARM, 5.85%, 12/25/67 (1)	74	74
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	17	16
		5,311
Commercial Mortgage-Backed Securities 4.0%
Alen Mortgage Trust, Series 2021-ACEN, Class A, FRN, 1M TSFR + 1.26%, 5.874%, 4/15/34 (1)	265	240
Bank, Series 2019-BN23, Class A3, ARM, 2.92%, 12/15/52	415	379
Bank5, Series 2024-5YR12, Class AS, ARM, 6.122%, 12/15/57	315	328
Bank5, Series 2024-5YR8, Class AS, 6.378%, 8/15/57	110	115
Benchmark Mortgage Trust, Series 2021-B24, Class A5, ARM, 2.584%, 3/15/54	105	90
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228%, 5/15/56	255	267

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064%, 8/15/57	155	160
BMO Mortgage Trust, Series 2024-5C4, Class A3, ARM, 6.526%, 5/15/57	200	212
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364%, 2/15/57	155	161
BSREP Commercial Mortgage Trust, Series 2021-DC, Class C, FRN, 1M TSFR + 1.66%, 6.274%, 8/15/38 (1)	147	117
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, FRN, 1M TSFR + 1.64%, 6.251%, 5/15/41 (1)	127	128
BX Commercial Mortgage Trust, Series 2024-MDHS, Class B, FRN, 1M TSFR + 1.84%, 6.45%, 5/15/41 (1)	128	128
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A5, ARM, 3.786%, 5/15/52	270	253
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, ARM, 3.038%, 11/10/52	435	387
Commercial Mortgage Trust, Series 2015-CR23, Class AM, ARM, 3.801%, 5/10/48	20	20
Commercial Mortgage Trust, Series 2015-CR25, Class A4, ARM, 3.759%, 8/10/48	183	181
Commercial Mortgage Trust, Series 2016-CR28, Class B, ARM, 4.739%, 2/10/49	40	38
CONE Trust, Series 2024-DFW1, Class A, ARM, FRN, 1M TSFR + 1.64%, 6.251%, 8/15/41 (1)	120	120
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, ARM, 3.09%, 1/15/49	113	110
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class C, ARM, 4.048%, 12/15/52	145	127
GS Mortgage Securities Trust, Series 2019-GC40, Class B, ARM, 3.543%, 7/10/52	80	69
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class B, FRN, 1M TSFR + 1.94%, 6.55%, 5/15/37 (1)	140	140
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, ARM, FRN, 1M TSFR + 1.84%, 6.451%, 9/15/41 (1)	240	240
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class C, ARM, 3.951%, 3/15/32 (1)	100	85
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, ARM, 3.732%, 5/15/48	160	158

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, ARM, FRN, 4.036%, 5/15/48	195	187
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class B1, 2.41%, 10/20/61 (1)	100	89
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, FRN, 1M TSFR + 1.74%, 6.35%, 5/15/39 (1)	100	99
VNDO Trust, Series 2016-350P, Class D, ARM, 4.033%, 1/10/35 (1)	105	100
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1)	100	101
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, ARM, 3.664%, 9/15/58	141	140
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, ARM, 3.146%, 12/15/52	295	271
		5,240
Residential Mortgage 0.1%
Finance of America HECM Buyout, Series 2024-HB1, Class A1A, 4.00%, 10/1/34 (1)	192	187
Total Non-U.S. Government Mortgage-Backed Securities (Cost $10,724)		10,738
PREFERRED STOCKS 0.2%
FINANCIAL INSTITUTIONS 0.2%
Insurance 0.2
AH Parent, Series A Zero Coupon, (2)(5)	—	245
		245
Total Financial Institutions		245
Total Preferred Stocks (Cost $246)		245
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 29.2%
U.S. Government Agency Obligations 23.3%
Federal Home Loan Mortgage Corp.
1.50%, 4/1/41	57	47
2.00%, 3/1/42 - 4/1/52	1,139	677

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
2.50%, 10/1/36 - 4/1/52	2,783	2,353
3.00%, 1/1/33 - 8/1/52	1,121	1,002
3.50%, 3/1/48 - 8/1/49	593	546
4.00%, 3/1/38 - 6/1/52	310	293
4.50%, 10/1/52 - 12/1/52	175	169
5.00%, 11/1/52 - 7/1/54	498	490
5.50%, 8/1/53 - 9/1/54	598	601
6.00%, 2/1/53 - 7/1/54	604	617
6.50%, 10/1/53 - 1/1/54	194	198
7.00%, 6/1/54	37	38
Federal National Mortgage Assn.
1.50%, 3/1/36 - 1/1/42	473	411
2.00%, 5/1/36 - 4/1/52	8,730	6,557
2.50%, 3/1/37 - 1/1/54	2,793	2,405
3.00%, 12/1/32 - 9/1/52	2,009	1,786
3.50%, 5/1/35 - 10/1/52	1,401	1,289
4.00%, 11/1/37 - 9/1/52	1,202	1,137
4.50%, 9/1/49 - 10/1/52	1,040	1,001
5.00%, 11/1/44 - 9/1/53	740	730
5.50%, 11/1/52 - 5/1/54	886	890
6.00%, 1/1/53 - 8/1/54	959	974
6.50%, 1/1/53 - 5/1/54	701	721
7.00%, 3/1/54	36	37
UMBS, TBA (11)
3.50%, 12/12/54	5,975	5,416
5.00%, 12/12/54	125	123
6.50%, 12/15/54	25	26
		30,534
U.S. Government Obligations 5.9%
Government National Mortgage Assn.
2.00%, 12/20/50 - 3/20/52	1,899	1,311
2.50%, 8/20/50 - 3/20/52	2,439	1,603
3.00%, 10/20/46 - 3/20/52	1,251	1,110

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
3.50%, 3/20/46 - 10/20/50	956	883
4.00%, 6/20/47 - 10/20/52	745	704
4.50%, 6/20/47 - 4/20/53	526	509
5.00%, 8/20/47 - 4/20/53	504	501
5.50%, 4/20/48 - 2/20/49	134	136
6.00%, 9/20/52 - 11/20/52	167	170
Government National Mortgage Assn., TBA (11)
5.50%, 12/15/54	740	741
6.00%, 12/15/54	55	56
		7,724
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $38,207)		38,258
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 22.3%
U.S. Treasury Obligations 22.3%
U.S. Treasury Bonds, 1.125%, 5/15/40	395	251
U.S. Treasury Bonds, 1.75%, 8/15/41	190	130
U.S. Treasury Bonds, 2.00%, 8/15/51	1,420	875
U.S. Treasury Bonds, 2.375%, 2/15/42	80	60
U.S. Treasury Bonds, 3.25%, 5/15/42	130	111
U.S. Treasury Bonds, 3.625%, 2/15/53	30	26
U.S. Treasury Bonds, 3.625%, 5/15/53	640	558
U.S. Treasury Bonds, 3.875%, 2/15/43	115	107
U.S. Treasury Bonds, 3.875%, 5/15/43	2,020	1,869
U.S. Treasury Bonds, 4.00%, 11/15/42	155	146
U.S. Treasury Bonds, 4.00%, 11/15/52	280	261
U.S. Treasury Bonds, 4.25%, 2/15/54	205	200
U.S. Treasury Bonds, 4.25%, 8/15/54	4,805	4,700
U.S. Treasury Bonds, 4.50%, 2/15/44	340	341
U.S. Treasury Bonds, 4.625%, 5/15/54	425	442
U.S. Treasury Bonds, 4.75%, 11/15/43	655	679
U.S. Treasury Notes, 3.625%, 5/31/28 (12)	2,040	2,007

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.625%, 8/31/29	2,070	2,029
U.S. Treasury Notes, 3.875%, 8/15/34	2,125	2,071
U.S. Treasury Notes, 4.00%, 10/31/29	260	259
U.S. Treasury Notes, 4.00%, 2/15/34	830	818
U.S. Treasury Notes, 4.00%, 7/31/29	1,760	1,753
U.S. Treasury Notes, 4.00%, 6/30/28	2,575	2,565
U.S. Treasury Notes, 4.125%, 8/15/53	405	386
U.S. Treasury Notes, 4.125%, 10/31/26	515	514
U.S. Treasury Notes, 4.125%, 10/31/29	515	516
U.S. Treasury Notes, 4.125%, 3/31/29 (12)	1,015	1,015
U.S. Treasury Notes, 4.125%, 8/31/30	1,130	1,130
U.S. Treasury Notes, 4.25%, 2/28/29	85	85
U.S. Treasury Notes, 4.375%, 8/15/43	365	361
U.S. Treasury Notes, 4.375%, 5/15/34 (12)	1,160	1,176
U.S. Treasury Notes, 4.50%, 5/31/29	685	696
U.S. Treasury Notes, 4.50%, 11/15/33	1,130	1,156
		29,293
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $30,175)		29,293
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 4.67% (13)(14)	4,226	4,226
Total Short-Term Investments (Cost $4,226)		4,226

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 1.7%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 4.67% (13)(14)	2,300	2,300
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		2,300
Total Securities Lending Collateral (Cost $2,300)		2,300

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%

Counterparty	Description	Contracts	Notional Amount	$ Value
Morgan Stanley	10 Year Interest Rate Swap, 3/28/35 Pay Fixed 4.00% Annually, Receive Variable 4.59% (SOFR) Annually, 3/26/25 @ 4.00% * (5)	1	5,200	44
Goldman Sachs	10 Year Interest Rate Swap, 3/28/35 Pay Fixed 4.00% Annually, Receive Variable 4.59% (SOFR) Annually, 3/26/25 @ 4.00% * (5)	1	3,900	33
Morgan Stanley	30 Year Interest Rate Swap, 3/17/55 Pay Fixed 4.00% Annually, Receive Variable 4.59% (SOFR) Annually, 3/13/25 @ 4.00% * (5)	1	2,500	24
Total Options Purchased (Cost $72)				101

Total Investments in Securities 107.8% of Net Assets (Cost $141,400)	$141,473

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread

T. ROWE PRICE TOTAL RETURN ETF

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $39,637 and represents 30.2% of net assets.
(2)	See Note 2. Level 3 in fair value hierarchy.
(3)	All or a portion of this loan is unsettled as of November 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(4)	See Note 4. All or a portion of this security is on loan at November 30, 2024.
(5)	Non-income producing.
(6)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7)	Perpetual security with no stated maturity date.
(8)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(10)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(11)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $6,362 and represents 4.8% of net assets.
(12)	At November 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13)	Seven-day yield
(14)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound

T. ROWE PRICE TOTAL RETURN ETF

GO	General Obligation
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-in-kind
SEK	Swedish Krona
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
TRY	Turkish Lira
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE TOTAL RETURN ETF

	Par	$ Value
(Amounts in 000s)
TBA Sale Commitments (4.1)%
U.S. Government & Agency Mortgage-Backed Securities (4.1)%
U.S. Government Agency Obligations (4.1)%
UMBS, TBA, 3.50%, 12/12/54	(5,975)	(5,416)
		(5,416)
Total TBA Sales Commitments (Proceeds $(5,335))		(5,416)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN 0.0%
OTC Options Written 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
Morgan Stanley	iShares iBoxx High Yield Corporate Bond ETF, Put, 12/20/24 @ $79.00	45	360	—
UBS AG	iShares iBoxx High Yield Corporate Bond ETF, Call, 12/20/24 @ $79.00	35	280	(2)
UBS AG	iShares iBoxx High Yield Corporate Bond ETF, Put, 12/20/24 @ $79.00	35	280	(1)
Wells Fargo Bank NA	iShares iBoxx High Yield Corporate Bond ETF, Call, 12/20/24 @ $79.00	107	856	(7)
Wells Fargo Bank NA	iShares iBoxx High Yield Corporate Bond ETF, Put, 12/20/24 @ $79.00	107	856	(2)
Total OTC Options Written (Premiums $(14))				(12)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
SWAPS (1.8)%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS (0.4)%
Credit Default Swaps, Protection Sold (0.4)%
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.AAA.14, 50 Year Index), Receive 0.50% Monthly, Pay upon credit default, 12/16/72	4,700	(26)	(112)	86
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-.17, 30 Year Index), Receive 3.00% Monthly, Pay upon credit default, 12/15/56	2,565	(291)	(307)	16
Goldman Sachs, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-.17, 30 Year Index), Receive 3.00% Monthly, Pay upon credit default, 12/15/56	1,755	(199)	(211)	12
Total Bilateral Credit Default Swaps, Protection Sold			(630)	114

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
Total Return Swaps 0.0%
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Investment Grade Index At Maturity, Pay Variable 4.59% (USD SOFR) At Maturity, 12/20/24	1,599	9	—	9
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid High Yield Index At Maturity, Pay Variable 4.59% (USD SOFR) At Maturity, 12/20/24	650	3	—	3
Total Bilateral Total Return Swaps			—	12
Total Bilateral Swaps			(630)	126

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%
Credit Default Swaps, Protection Sold 0.3%
Protection Sold (Relevant Credit: Altice Finco SA, Caa3*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/28 (EUR)	23	(9)	(1)	(8)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S43), Receive 1.00% Quarterly, Pay upon credit default, 12/20/29	15,010	388	327	61
Protection Sold (Relevant Credit: SES SA, Baa3*), Receive 1.00% Quarterly, Pay upon credit default, 12/20/29 (EUR)	314	(26)	(22)	(4)
Protection Sold (Relevant Credit: iTraxx Europe S42), Receive 1.00% Quarterly, Pay upon credit default, 12/20/29 (EUR)	2,376	58	52	6
Total Centrally Cleared Credit Default Swaps, Protection Sold				55
Interest Rate Swaps 0.0%
2 Year Interest Rate Swap, Receive Fixed 4.27% Annually, Pay Variable 4.70% (SONIA) Annually, 11/07/26 (GBP)	5,351	14	—	14
Total Centrally Cleared Interest Rate Swaps				14
Total Centrally Cleared Swaps				69
Net payments (receipts) of variation margin to date				$(60)
Variation margin receivable (payable) on centrally cleared swaps				$9

*	Credit ratings as of November 30, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Bank of America NA	1/16/25	TRY	4,225	USD	112	$5
Bank of America NA	1/24/25	NZD	7	USD	4	—
Bank of America NA	1/16/25	USD	115	TRY	4,225	(2)
Bank of New York Mellon	1/24/25	NOK	268	USD	24	—
Barclays Bank PLC	1/24/25	CHF	6	USD	7	—
Barclays Bank PLC	1/24/25	USD	13	CHF	11	—
Barclays Bank PLC	1/24/25	NZD	55	USD	33	—
Barclays Bank PLC	1/24/25	JPY	1,796	USD	12	—
Citibank NA	1/24/25	AUD	15	USD	10	—
Deutsche Bank AG	1/24/25	JPY	1,972	USD	13	—
Deutsche Bank AG	1/24/25	NOK	856	USD	79	(1)
Deutsche Bank AG	1/24/25	USD	11	NZD	18	—
Deutsche Bank AG	1/24/25	NOK	65	USD	6	—
Deutsche Bank AG	12/3/24	USD	746	BRL	4,301	26
Deutsche Bank AG	1/24/25	NOK	224	USD	20	—
Deutsche Bank AG	1/24/25	AUD	57	USD	38	—
Deutsche Bank AG	2/21/25	USD	1,122	EUR	1,059	(3)
Deutsche Bank AG	1/24/25	USD	20	NZD	35	—
Deutsche Bank AG	12/3/24	BRL	4,301	USD	710	10

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Goldman Sachs International	1/24/25	JPY	6,569	USD	43	$1
Goldman Sachs International	3/6/25	USD	728	BRL	4,301	18
Goldman Sachs International	12/3/24	BRL	4,301	USD	738	(18)
Goldman Sachs International	2/21/25	USD	20	GBP	16	—
Goldman Sachs International	1/24/25	USD	23	CAD	32	—
Goldman Sachs International	3/6/25	BRL	4,301	USD	700	10
Goldman Sachs International	12/3/24	USD	710	BRL	4,301	(10)
HSBC Bank USA NA	1/24/25	CAD	25	USD	18	—
HSBC Bank USA NA	1/24/25	USD	10	AUD	16	—
JPMorgan Chase Bank NA	1/24/25	AUD	8	USD	5	—
JPMorgan Chase Bank NA	1/24/25	USD	17	JPY	2,638	(1)
Morgan Stanley & Co. International PLC	1/24/25	USD	22	CHF	19	—
State Street Bank & Trust Co.	1/24/25	NZD	123	USD	75	(2)
State Street Bank & Trust Co.	1/24/25	JPY	18,343	USD	124	—
State Street Bank & Trust Co.	1/24/25	CAD	8	USD	6	—
State Street Bank & Trust Co.	1/24/25	USD	33	CAD	45	—
State Street Bank & Trust Co.	2/21/25	GBP	117	USD	148	1
State Street Bank & Trust Co.	2/21/25	EUR	186	USD	197	—
State Street Bank & Trust Co.	2/21/25	EUR	98	USD	103	1

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street Bank & Trust Co.	2/28/25	USD	15	SEK	161	$—
State Street Bank & Trust Co.	2/28/25	USD	29	SEK	314	—
Toronto-Dominion Bank	1/24/25	NZD	31	USD	19	—
UBS AG	1/24/25	USD	12	NZD	19	—
UBS AG	1/24/25	USD	202	CHF	173	4
UBS AG	1/24/25	USD	9	AUD	13	—
UBS AG	1/24/25	USD	6	CAD	8	—
UBS AG	1/24/25	USD	6	NOK	69	—
UBS AG	1/24/25	USD	4	JPY	663	—
UBS AG	1/24/25	USD	64	CHF	55	1
UBS AG	1/24/25	USD	11	JPY	1,647	—
UBS AG	2/21/25	EUR	112	USD	118	2
UBS AG	1/24/25	USD	23	NOK	253	—
UBS AG	1/24/25	USD	18	AUD	27	—
Net unrealized gain (loss) on open forward currency exchange contracts						$42

T. ROWE PRICE TOTAL RETURN ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 2 Euro BOBL contracts	12/24	(263)	$(2)
Short, 8 Euro BUND contracts	12/24	(1,143)	(12)
Short, 5 Euro SCHATZ contracts	12/24	(590)	(3)
Long, 7 Commonwealth of Australia ten year bond contracts	12/24	541	(11)
Long, 5 E-mini S&P 500 contracts	12/24	151	—
Long, 30 U.S. Treasury Long Bonds contracts	03/25	3,495	91
Long, 12 U.S. Treasury Notes ten year contracts	03/25	1,334	—
Long, 25 Ultra U.S. Treasury Notes ten year contracts	03/25	2,827	43
Long, 33 Ultra U.S. Treasury Notes ten year contracts	03/25	4,130	67
Long, 3 Long Gilt ten year contracts	03/25	357	4
Long, 27 U.S. Treasury Notes five year contracts	03/25	2,883	23
Long, 37 U.S. Treasury Notes two year contracts	03/25	7,603	23
Net payments (receipts) of variation margin to date			(154)
Variation margin receivable (payable) on open futures contracts			$69

T. ROWE PRICE TOTAL RETURN ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Floating Rate ETF	$(8)	$2	$9
T. Rowe Price Government Reserve Fund	—	—	55++
Totals	$(8)#	$2	$64+

Supplementary Investment Schedule
Affiliate	Value 5/31/24	Purchase Cost	Sales Cost	Value 11/30/24
T. Rowe Price Floating Rate ETF	$667	—	(669)	$—
T. Rowe Price Government Reserve Fund	3,324	¤	¤	6,526
	Total			$6,526^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $64 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $6,526.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

November 30, 2024 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $141,400)	$141,473
Receivable for investment securities sold	14,979
Interest and dividends receivable	1,038
Unrealized gain on bilateral swaps	126
Unrealized gain on forward currency exchange contracts	79
Variation margin receivable on futures contracts	69
Cash	16
Variation margin receivable on centrally cleared swaps	9
Foreign currency (cost $8)	8
Total assets	157,797
Liabilities
Payable for investment securities purchased	18,162
TBA Sales Commitments (proceeds $5,335)	5,416
Obligation to return securities lending collateral	2,300
Bilateral swap premiums received	630
Unrealized loss on forward currency exchange contracts	37
Investment management and administrative fees payable	33
Options written (premiums $14)	12
Total liabilities	26,590
NET ASSETS	$131,207
Net Assets Consists of:
Total distributable earnings (loss)	$(4,200)
Paid-in capital applicable to 3,225,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	135,407
NET ASSETS	$131,207
NET ASSET VALUE PER SHARE	$40.68
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6 Months Ended
11/30/24
Investment Income (Loss)
Income
Interest	$3,306
Dividend	112
Securities lending	9
Total income	3,427
Expenses
Investment management and administrative expense	190
Waived / paid by Price Associates	(1)
Total expenses	189
Net investment income	3,238
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(232)
Futures	120
Swaps	109
Options written	15
Forward currency exchange contracts	87
Foreign currency transactions	11
Net realized gain	110
Change in net unrealized gain / loss
Securities	2,110
Futures	290
Swaps	173
Options written	(23)
TBA Sales Commitments	(81)
Forward currency exchange contracts	18
Other assets and liabilities denominated in foreign currencies	4
Change in unrealized gain / loss	2,491
Net realized and unrealized gain / loss	2,601
INCREASE IN NET ASSETS FROM OPERATIONS	$5,839
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	Year Ended
	11/30/24	5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income	$3,238	$5,181
Net realized gain (loss)	110	(2,943)
Change in net unrealized gain / loss	2,491	142
Increase in net assets from operations	5,839	2,380
Distributions to shareholders
Net earnings	(3,216)	(5,002)
Tax return of capital	-	(219)
Decrease in net assets from distributions	(3,216)	(5,221)
Capital share transactions*
Shares sold	15,454	92,251
Shares redeemed	—	(5,030)
Increase in net assets from capital share transactions	15,454	87,221
Net Assets
Increase during period	18,077	84,380
Beginning of period	113,130	28,750
End of period	$131,207	$113,130
*Share information
Shares sold	375	2,275
Shares redeemed	—	(125)
Increase in shares outstanding	375	2,150
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Return ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize total return through income and, secondarily, capital appreciation.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE TOTAL RETURN ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold  only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280.

T. ROWE PRICE TOTAL RETURN ETF

The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE TOTAL RETURN ETF

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the

T. ROWE PRICE TOTAL RETURN ETF

closing bid and asked prices.  A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE TOTAL RETURN ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$100,206	$—	$100,206
Corporate Bonds	—	24,458	100	24,558
Bank Loans	—	9,557	129	9,686
Convertible Preferred Stocks	151	—	—	151
Preferred Stocks	—	—	245	245
Short-Term Investments	4,226	—	—	4,226
Securities Lending Collateral	2,300	—	—	2,300
Options Purchased	—	101	—	101
Total Securities	6,677	134,322	474	141,473
Swaps*	—	93	—	93
Forward Currency Exchange Contracts	—	79	—	79
Futures Contracts*	251	—	—	251
Total	$6,928	$134,494	$474	$141,896
Liabilities
TBA Sale Commitments	$—	$5,416	$—	$5,416
Options Written	—	12	—	12
Swaps*	—	528	—	528
Forward Currency Exchange Contracts	—	37	—	37
Futures Contracts*	28	—	—	28
Total	$28	$5,993	$—	$6,021

[1]	Includes Asset-Backed Securities, Convertible Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE TOTAL RETURN ETF

NOTE  3  –  DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2024, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE TOTAL RETURN ETF

($000s)	Location on Statement of Assets and Liabilities	Fair Value*
Assets
Interest rate derivatives	Futures, Centrally Cleared Swaps and Securities^	$366
Foreign exchange derivatives	Forwards	79
Credit derivatives	Centrally Cleared Swaps and Bilateral Swaps	79
Equity derivatives	Futures	—†
Total		$524
Liabilities
Interest rate derivatives	Futures	$28
Foreign exchange derivatives	Forwards	37
Credit derivatives	Bilateral Swaps and Premiums, Centrally Cleared Swaps and Options Written	540
Total		$605

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^	Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
†	Amount represents less than $1,000.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

T. ROWE PRICE TOTAL RETURN ETF

($000s) Location of Gain (Loss) on Statement of Operations
	Securities^	Options Written	Futures	Forward Currency Exchange Contracts	Swaps	Total
Realized Gain (Loss)
Interest rate derivatives	$(34)	$34	$127	$—	$32	$159
Foreign exchange derivatives	—	—	—	87	—	87
Credit derivatives	25	(19)	—	—	70	76
Equity derivatives	(75)	—	(7)	—	—	(82)
Inflation derivatives	—	—	—	—	7	—
Total	$(84)	$15	$120	$87	$109	$240
Change in Unrealized Gain (Loss)
Interest rate derivatives	$30	$(21)	$290	$—	$(5)	$294
Foreign exchange derivatives	—	—	—	18	—	18
Credit derivatives	—	(2)	—	—	176	174
Equity derivatives	73	—	—	—	—	73
Inflation derivatives	—	—	—	—	2	—
Total	$103	$(23)	$290	$18	$173	$559

^	Options purchased are reported as securities.

T. ROWE PRICE TOTAL RETURN ETF

Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected

T. ROWE PRICE TOTAL RETURN ETF

as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of November 30, 2024, securities valued at $1,272,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return.  A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 5% and 8% of net assets.

T. ROWE PRICE TOTAL RETURN ETF

Futures Contracts
The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 19% and 66% of net assets.
Options
The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an

T. ROWE PRICE TOTAL RETURN ETF

adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 4% and 37% of net assets.
Swaps
The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with

T. ROWE PRICE TOTAL RETURN ETF

contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2024, the notional amount of protection sold by the fund totaled $26,743,000 (20.4% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of

T. ROWE PRICE TOTAL RETURN ETF

a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 17% and 26% of net assets.
NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets
The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market

T. ROWE PRICE TOTAL RETURN ETF

countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt
The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

T. ROWE PRICE TOTAL RETURN ETF

Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations
The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2024, securities valued at $4,000 had been posted by the fund to counterparties for MSFTA Transactions.

T. ROWE PRICE TOTAL RETURN ETF

Dollar Rolls
The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans
The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets

T. ROWE PRICE TOTAL RETURN ETF

sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2024, the value of loaned securities was $2,264,000; the value of cash collateral and related investments was $2,300,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $25,936,000 and $22,069,000, respectively, for the six months ended November 30, 2024. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $184,028,000 and $173,437,000, respectively, for the six months ended November 30, 2024.

T. ROWE PRICE TOTAL RETURN ETF

NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2024, the fund had $4,731,000 of available capital loss carryforwards.
At November 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $135,777,000. Net unrealized gain aggregated $454,000 at period-end, of which $2,491,000 related to appreciated investments and $2,037,000 related to depreciated investments.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.31% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.

T. ROWE PRICE TOTAL RETURN ETF

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
As of November 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 2,241,110 shares of the fund, representing 69% of the fund’s net assets.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended November 30, 2024, are as follows:
(000s)	Effective Management Fee Rate	Management Fee Waived
T. Rowe Price Floating Rate ETF	0.59%	$1
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and

T. ROWE PRICE TOTAL RETURN ETF

sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF988-051 01/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

    (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025